Right-of-use assets and Lease liabilities - Maturity of Lease Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	$ 513	$ 544
Total lease liabilities	406	430
Not later than one year
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	86	85
Total lease liabilities	71	71
Between one and five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	222	226
Total lease liabilities	178	180
Later than five years
Disclosure of maturity analysis of lease payments [Line Items]
Total lease liabilities undiscounted	205	233
Total lease liabilities	$ 157	$ 179